Quarterly Selected Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Selected Financial Data

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2012	2011	2012	2011	2012	2011	2012		2011
Total revenue	$515,430	$495,510	$583,234	$568,586	$674,411	$666,634	$503,171		$488,594
Operating income	46,444	37,504	87,006	76,250	174,138	160,019	49,505		42,339
Net income (loss)	3,284	(7,933)	36,031	29,224	128,188	107,509	1,053	(1)	(1,941)

(1)	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.